Financial Highlights	12 Months Ended
Dec. 31, 2011
Financial Highlights [Abstract]
Financial Highlights

Note 8. Financial Highlights:

Financial highlights for limited partners for the years ended December 31, 2011 and 2010 are as follows:

Per Unit Performance
	Series A 2011	Series B 2011	Series A 2010	Series B 2010 (3)
Net asset value per unit at the beginning of the period	$191.07	$190.44	$163.67	$172.83

Income (loss) from operations:
Net trading gains (losses)	(13.74)	(12.25)	30.01	18.35

Investment income	(2.19)	(5.44)	1.76	0.05
Expenses:	(5.59)	(5.83)	(4.37)	(0.79)

Net investment loss	(7.78)	(11.27)	(2.61)	(0.74)

Net income (loss) per unit	(21.52)	(23.52)	27.40	17.61

Net asset value per unit at the end of the period	$169.55	$166.92	$191.07	$190.44

	Series A 2011	Series B 2011	Series A 2010	Series B 2010 (3)
Ratio of net investment loss to average partners' capital (net assets)	-4.05%	-5.99%	-1.62%	-0.40	%(2)
Ratio of expenses to average partners' capital (net assets) (1)	2.91%	3.10%	2.71%	0.43	%(2)
Total return	-11.26%	-12.35%	16.74%	10.19	%(2)

The above ratios were calculated for the partners taken as a whole. The computation of such ratios was not based on the amount of expenses assessed and income allocated to an individual partner's capital account, which may vary from these ratios based on the timing of capital transactions and the different fee arrangements (see Note 5).

(1)	The ratio of expenses to average partners' capital (net asset) values does not include brokerage commissions.

(2)	Annualized for Series B for 2010.

(3)

Series B units were not offered for sale until November 1, 2010. The beginning unit price for a Series B unit was equal to Series A unit at November 1, 2010. Accordingly, per unit performance and financial highlights for 2010 are presented only from November 1, 2010 through December 31, 2010.